Debt - Short-term debt (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of debt [Abstract]
Short-term bank borrowings	€ 71	€ 207
Forward contracts	49
Other short-term loans		3
Current portion of long-term debt	552	1,375
Short-term debt	€ 672	€ 1,585	€ 1,665